ACQUISITION OF APEX (Details Textuals 1) (USD $)				0 Months Ended	1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 04, 2012 APEX	Jul. 31, 2012 APEX
Business Acquisition [Line Items]
Working Capital Adjustment				$ 412,000	$ 76,414
Due to related parties	$ 80,721	$ 871,508	$ 1,606,357